Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Non-Current Liabilities
Other Non - Current Liabilities

16. Other Non - Current Liabilities

Other non - current liabilities consist of the following:

	As of December 31,
	2023	2024
Accrued warranty, non-current	3,014,413	4,641,346
Payables for purchase of property, plant and equipment, non-current	217,111	536,514
Deferred government grants, non-current	431,954	451,736
Other payables	47,936	67,354
Total	3,711,414	5,696,950